Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2024		2023
	A$	%	A$	%
Loss before income taxes	(14,239,743)		(6,741,564)
Statutory tax rate - Australia	(3,559,936)	25	(1,685,391)	25
Foreign tax effects:
Canada
Tax rate differential	(40,050)	0	(53,150)	1
United States
Tax rate differential	140,051	(1)	166,579	(2)
Netherlands
Tax rate differential	180,975	(1)	187,155	(3)
Research and development tax incentive	715,868	(5)	1,225,577	(18)
Nontaxable or nondeductible items:
Stock-based compensation	25,430	(0)	49,575	(1)
Other	1,125,016	(8)	735,257	(11)
valuation allowances	1,412,646	(10)	(625,602)	9
Effective tax rate	0	(0)	0	0

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Foreign	(6,362,426)	(4,204,348)
Domestic	(7,877,317)	(2,537,216)
	(14,239,743)	(6,741,564)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2024	2023
	A$	A$
Deferred tax assets:
Operating loss carry forwards	9,903,417	7,645,509
Depreciation and amortization	1,052,933	1,157,004
Asset retirement obligations	324,133	303,564
Employee entitlements	222,309	224,890
Accruals	187,658	268,214
Decline in value of patents	786,990	835,173
Unrealized exchange loss	(294,979)	116,259
Total deferred tax assets	12,182,461	10,550,613
Valuation allowance for deferred tax assets	(11,815,768)	(10,403,122)
Net deferred tax asset	366,693	147,491

Deferred tax liabilities:
Other	366,693	147,491
Total deferred tax liabilities	366,693	147,491
Net deferred tax liabilities	0	0

Summary of Valuation Allowance [Table Text Block]
	Balance at Beginning of Period	Additions	Deductions	Balance at end of Period
	A$	A$	A$	A$
Year Ended December 31, 2024
Deferred income tax valuation allowance	10,403,122	1,412,646	0	11,815,768
Year Ended December 31, 2023
Deferred income tax valuation allowance	11,028,724	(625,602)	0	10,403,122